Organization and Description of Business (Details) - Schedule of all inter-company balances and transactions	12 Months Ended
	Dec. 31, 2021
ReTo Eco-Solutions, Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	British Virgin Islands
Ownership Percentage	Parent
REIT Holdings (China) Limited (“REIT Holdings”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Hong Kong, China
Ownership Percentage	100%
Beijing REIT Technology Development Co., Ltd. (“Beijing REIT”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Beijing, China
Ownership Percentage	100%
Gu’an REIT Machinery Manufacturing Co., Ltd. (“Gu’an REIT”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Gu’an, China	[1]
Ownership Percentage	-%	[1]
REIT MingSheng Environment Protection Construction Materials (Changjiang) Co., Ltd. (“REIT Changjiang”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Changjiang, China	[2]
Ownership Percentage	-%	[2]
Beijing REIT Ecological Engineering Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Beijing, China
Ownership Percentage	100%
Hainan REIT Construction Engineering Co., Ltd. (“REIT Construction”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Haikou, China
Ownership Percentage	100%
REIT New Materials Xinyi Co., Ltd. (“Xinyi REIT”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Xinyi, China
Ownership Percentage	70%
Nanjing Dingxuan Environmental Protection Technology Development Co., Ltd. (“Dingxuan”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Nanjing, China
Ownership Percentage	100%
REIT Q GREEN Machines Private Ltd (“REIT India”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	India
Ownership Percentage	51%
REIT Ecological Technology Co., Ltd. (“REIT Yancheng”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Yancheng, China
Ownership Percentage	100%
Datong Ruisheng Environmental Engineering Co., Ltd. (“Datong Ruisheng”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Datong, China
Ownership Percentage	100%
Guangling REIT Ecological Cultural Tourism Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Datong, China
Ownership Percentage	100%
REIT (Xiong’an, Hebei) Eco Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Xiong’an, China
Ownership Percentage	100%
REIT Technology Development Co., Ltd (“REIT Technology”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Haikou, China
Ownership Percentage	100%
Hainan REIT Mingde Investment Holding Co., Ltd(“REIT Mingde”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Haikou, China
Ownership Percentage	100%
Yangpu Fangyuyuan United Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Haikou, China
Ownership Percentage	100%
Hainan Kunneng Direct Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Haikou, China
Ownership Percentage	51%
Hainan Yile IoT Technology Co., Ltd (“Hainan Yile IoT”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Haikou, China
Ownership Percentage	61.6%
Hainan Yile IoV Technology Research Institute Co., Ltd, (“Yile Vehicles”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Haikou, China
Ownership Percentage	90%

[1]	On January 2, 2020, Beijing REIT sold its 100% equity interests in Gu’an REIT to Hebei Huishitong Technology Inc. After the transaction, the Company no longer owns any equity interest in Gu’an REIT as of the date of this report. (See Note 4—Discontinued operations.)
[2]	On November 12, 2021, the Company sold its 100% equity interests in REIT Changjiang to Zhixin Group (Hong Kong) Co., Ltd. and Xiamen Zhixin Building Materials Co., Ltd. After the transaction, the Company no longer owns any equity interest in REIT Changjiang as of the date of this report. (See Note 4—Discontinued operations.)